FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of financial assets

	December 31,
	2022	2021
Cash and cash equivalents (Note 13)	78,292	40,590

Trade and other receivables (Note 17)	38,058	39,795

Accounts receivable, related parties (Note 30)	4,410	7,287

Other financial assets:

Financial assets at amortized cost:
Deposits and loans issued	238,816	208,018
Notes	3,096	9,158
Other	4,031	2,138
Total financial assets at amortized cost	245,943	219,314

Financial assets at fair value through profit or loss:
Securities (notes, shares and other)	23,815	46,780
Investments in equity	2,208	1,228
Derivative instruments	761	4,627
Contingent consideration (Note 10)	473	1,867
Call and put options	112	112
Embedded derivatives in a lease agreement	82	434
Currency forwards, swaps and options not designated as hedges	—	110
Total financial assets at fair value through profit or loss	27,451	55,158

Financial assets at fair value through other comprehensive income:
Notes	22,394	—
Total financial assets at fair value through other comprehensive income	22,394	—

Total other financial assets	295,788	274,472

Total financial assets	416,548	362,144
Less current portion	(262,767)	(224,862)

Total financial assets, non-current	153,781	137,282

Schedule of financial liabilities

	December 31,
	2022	2021
Trade and other payables	67,166	72,078

Accounts payable, related parties (Note 30)	1,451	4,107

Other financial liabilities:

Financial liabilities at amortized cost:
Bank and other loans (Note 23)	290,211	270,143
Bank deposits and liabilities(Note 29)	273,141	221,368
Notes (Note 23)	195,929	191,996
Lease obligations (Note 24)	143,502	154,509
Total financial liabilities at amortized cost	902,783	838,016

Financial liabilities at fair value through profit or loss:
Call and put ptions (Note 4)	2,780	—
Securities (notes, shares and other)	2,450	—
Contingent consideration and other	1,220	383
Total financial liabilities at fair value through profit or loss	6,450	383

Total other financial liabilities	909,233	838,399

Total financial liabilities	977,850	914,584
Less current portion	(469,701)	(413,990)

Total financial liabilities, non-current	508,149	500,594

Schedule of significant quantitative inputs used to measure its fair value

December 31,
Unobservable inputs	2022

Discount rate	15%
Revenue growth rate	20.7–22.4%
(av. 21.5%)
OIBDA margin	7.0–10.5%
(av. 8.7%)

December 31,
Unobservable inputs	2022

Discount rate	14.4%
Revenue growth rate	29.3 - 24.9%
(av. 27.1%)

Schedule of fair value of financial instruments

		December 31,
	Level of inputs	2022	2021
Assets
Notes	Level 1	21,715	25,687
Securities (notes, shares and other)	Level 2	24,494	21,093
Derivative instruments	Level 2	761	4,737
Cross-currency swaps		719	4,627
interest rate swaps		42
Currency forwards, swaps and options		—	110
Embedded derivatives in a lease agreement	Level 2	82	434
Investments in equity	Level 3	2,208	1,228
Contingent consideration	Level 3	473	1,867
Call and put options	Level 3	112	112

Liabilities
Securities (notes, shares and other)	Level 2	(2,450)	—
Call and put options (Note 4)	Level 3	(2,780)	—
Contingent consideration and other	Level 3	(1,220)	(383)

Schedule of net realized and unrealized gains (losses) of level 3 assets and liabilities

	For the years ended December 31,
	2022	2021	2020

Net realized gains of Level 3 assets	1,032	2,263	3,083
Net realized losses of Level 3 liabilities	(40)	(420)	(20)

	992	1,843	3,063

	For the years ended December 31,
	2022	2021	2020

Net unrealized (losses)/gains of Level 3 assets	(1,446)	385	1,130
Net unrealized (losses)/gains of Level 3 liabilities	(3,657)	391	(39)

	(5,103)	776	1,091

Schedule of borrowings, gross of debt issuance costs, where carrying value does not approximate fair value

		December 31, 2022		December 31, 2021
	Level of		Carrying		Carrying
	inputs	Fair value	value	Fair value	value
Bank deposits and loans to customers	Level 3	236,485	234,334	210,623	205,936
Total bank deposits and loans to customers		236,485	234,334	210,623	205,936
Notes	Level 1	(145,143)	(145,565)	(173,903)	(174,984)
Notes	Level 2	(22,203)	(23,365)	—	—
Unquoted notes	Level 3	(27,000)	(27,000)	(17,012)	(17,012)
Bank and other loans (Note 23)	Level 3	(289,735)	(290,211)	(267,405)	(270,143)

Total borrowings		(484,081)	(486,141)	(458,320)	(462,139)